Long-Term Debt (Narrative) (FY) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 20, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Credit facility amount outstanding			$ 0	$ 0
Office [Member]
Debt Instrument [Line Items]
Term of contract		39 months	39 months
Lease renewal term		12 months	36 months
Lease expiration date			Aug. 31, 2020
Prosperity Bank [Member]
Debt Instrument [Line Items]
Rate above prime	0.50%
Interest rate	5.25%	3.75%	5.25%
Credit facility maximum borrowing capacity	$ 50,000,000		$ 1,970,000
Credit facility current borrowing capacity	$ 1,970,000	$ 3,100,000	4,000,000
Credit facility amount outstanding		0	0
Prosperity Bank [Member] | Loans And Letters Of Credit [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 50,000,000	$ 50,000,000
Maximum [Member]
Debt Instrument [Line Items]
Borrowing rate			6.50%	6.50%
Maximum [Member] | Vehicles [Member]
Debt Instrument [Line Items]
Term of contract		36 months	36 months
Maximum [Member] | Prosperity Bank [Member]
Debt Instrument [Line Items]
Funded debt to EBITDA		3.5	3.5
Minimum [Member]
Debt Instrument [Line Items]
Borrowing rate			5.00%	5.00%
Minimum [Member] | Vehicles [Member]
Debt Instrument [Line Items]
Term of contract		18 months	18 months
Minimum [Member] | Prosperity Bank [Member]
Debt Instrument [Line Items]
Current ratio		1	1
Interest coverage		3.0	3.0